Equity Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2013
2004 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Movements in Stock Options
	Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
		$		$
Outstanding at January 1, 2011	44,584,700	0.080	2.63	226,985
Granted	—	—	—	—
Exercised	(150,000)	0.025	—	—
Cancelled or Expired	(688,000)	0.096	—	—
Outstanding at December 31, 2011	43,746,700	0.079	1.62	—
Granted	—	—	—	—
Exercised	—	—	—	—
Forfeited	(9,077,328)	0.025	—	—
Outstanding at December 31, 2012	34,669,372	0.094	0.89	—
Granted	—	—	—	—
Exercised	—	—	—	—
Forfeited	(18,949,372)	0.076	—	—
Outstanding at December 31, 2013	15,720,000	0.116	0.11	—
Vested and expected to vest at December 31, 2013	15,720,000	0.116	0.11	—
Vested and exercisable at December 31, 2013	15,720,000	0.116	0.11	—

2010 Equity Compensation Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Movements in Stock Options
	Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
		$		$
Outstanding at January 1, 2011	516,750,000	0.0568	6.46	—
Granted	393,143,000	0.0281	—	—
Exercised	—	—	—	—
Cancelled or Expired	(507,067,000)	0.0517	—	—
Outstanding at December 31, 2011	402,826,000	0.0352	5.47	—
Granted	28,500,000	0.0116	—	—
Exercised	—	—	—	—
Forfeited	(126,070,000)	0.0367	—	—
Outstanding at December 31, 2012	305,256,000	0.0324	4.57	—
Granted	323,900,000	0.0105	—	—
Exercised	(4,000,000)	0.0116	—	55,213
Forfeited	(113,862,000)	0.0317	—	—
Outstanding at December 31, 2013	511,294,000	0.0189	4.70	6,514,815
Vested and expected to vest at December 31, 2013	318,418,290	0.0266	4.32	3,136,573
Vested and exercisable at December 31, 2013	84,102,625	0.0378	3.41	245,418

Schedule of Estimated Fair Values of Stock Options
	Options Granted in 2011	Options Granted in 2012	Options Granted in 2013
Fair value of ordinary shares ($)	0.0186~0.0367	0.0116	0.0106~0.0131
Exercise price ($)	0.0188~0.0392	0.0116	0.0103~0.0113
Expected volatility (%)	75%~82%	100%	94%
Expected dividend yield (%)	0%	0%	0%
Expected term (years)	3.5~5	3.5	3.5
Risk-free interest rate (per annum) (%)	1.2680%~1.9933%	1.2425%	1.3445%~1.3843%